SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Earnings (loss) per share (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Employee stock option
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Antidilutive securities					25,595
ADS | Employee stock option
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Antidilutive securities	26,667	25,760	26,667	25,760
Outstanding warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Antidilutive securities						11,440
Outstanding warrants | ADS
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Antidilutive securities	864,068	280,735	864,068	280,735	280,735	11,440
Warrant [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Antidilutive securities					280,735	104,810
Warrant [Member] | ADS
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Antidilutive securities						104,810